Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Currently payable
Federal	$ 28,879	$ 26,153	$ 27,062
Other Tax Expense (Benefit)	7,300	6,664	6,869
Deferred
Federal	581	(250)	2,528
Total	$ 36,760	$ 32,567	$ 36,459